Consolidated income statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Consolidated income statement
Revenue	£ 5,602	£ 5,480
Cost of sales	(1,911)	(1,956)
Gross profit	3,691	3,524
Selling, general and administration	(2,371)	(2,171)
Research and development	(151)	(153)
Other operating income/(expense)	3	3
Operating profit	1,172	1,203
Finance income	34	47
Finance expense	(153)	(176)
Net finance costs	(119)	(129)
Net monetary gain arising from hyperinflationary economies	3	1
Profit before tax	1,056	1,075
Income tax	(286)	(262)
Profit after tax for the period	770	813
Profit attributable to shareholders of the Group	762	806
Profit attributable to non-controlling interests	£ 8	£ 7
Basic earnings per share (pence)	£ 0.086	£ 0.089
Diluted earnings per share (pence)	£ 0.085	£ 0.089